Restructuring and Other Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring and Other Charges
10.	RESTRUCTURING AND OTHER CHARGES

In the third quarter of 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at our paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill. The permanent closure of the Sartell mill reduced our annual coated groundwood paper capacity by 180,000 tons, or approximately 20%, and eliminated approximately 35,000 tons annually of supercalendered paper capacity. In conjunction with the closure, our workforce was reduced by approximately 265 employees. In 2011, we permanently shut down a paper machine at our mill in Bucksport, Maine, and two paper machines at the Sartell mill, thereby reducing our annual coated groundwood paper capacity by 193,000 tons.

The following table details the changes in our restructuring reserve liabilities associated with both the mill closure and the paper machine shutdowns during the nine months ended September 30, 2012, which are included in Accrued liabilities on our accompanying condensed consolidated balance sheets:

(Dollars in thousands)	Nine Months Ended September 30, 2012
Balance of reserve at December 31, 2011	$10,763
Severance and benefit costs	15,107
Severance and benefit payments	(20,082)
Other miscellaneous costs and payments	2,052

Balance of reserve at September 30, 2012	$7,840

The following table details the charges incurred related primarily to the mill closure as included in Restructuring and other charges on our accompanying condensed consolidated statements of operations for the three-month and nine-month periods ended September 30, 2012:

	Three Months Ended	Nine Months Ended
(Dollars in thousands)	September 30, 2012
Property and equipment impairment	$66,760	$66,760
Severance and benefit costs	16,209	16,274
Write-off of spare parts and inventory	5,558	5,330
Trademark impairment	3,358	3,358
Write-off of purchase obligations and commitments	2,439	2,439
Other miscellaneous costs	2,694	2,836

Total restructuring costs	$97,018	$96,997

Severance and benefit costs incurred in excess of severance and benefits costs accrued consist primarily of $0.6 million of pension curtailment and $0.5 million other charges, which were expensed as incurred.

We expect to incur approximately $10 million of additional restructuring charges over the next 12 months related to the closure of the Sartell mill. There were no restructuring and other charges for the three-month and nine-month periods ended September 30, 2011.

15.	RESTRUCTURING AND OTHER CHARGES

In the fourth quarter of 2011, we permanently shut down the No. 2 coated groundwood paper machine at our mill in Bucksport, Maine, and two supercalendered paper machines at our mill in Sartell, Minnesota, thereby reducing annual production capacity by 193,000 tons. In conjunction with these closures, the Bucksport mill’s workforce was reduced by approximately 125 employees and the Sartell mill’s workforce was reduced by approximately 175 employees. The following table details the charges incurred related to the shutdown as included in Restructuring and other charges on our consolidated statements of operations for the year ended December 31, 2011:

(Dollars in thousands)	Total Restructuring Charges	Recognized and/or paid as of December 31, 2011	Remaining Costs to be Paid
Severance and benefit costs	$15,004	$4,331	$10,673
Accelerated depreciation of property, plant and equipment	7,068	7,068	—
Write-off of related spare parts and inventory	2,278	2,278	—
Other miscellaneous costs	114	24	90

Total restructuring costs	$24,464	$13,701	$10,763

The following details the changes in our associated shutdown liability during the year ended December 31, 2011 which is included in Accrued liabilities on our consolidated balance sheets:

(Dollars in thousands)	Year Ended December 31, 2011
Severance and benefit costs	$11,679
Purchase obligations	90
Severance and benefit payments	(1,006)

Balance of reserve at December 31, 2011	$10,763

In 2009, Restructuring and other charges on our consolidated statements of operations are comprised of transition and other costs (i.e., technology migration costs, consulting and legal fees, and other one-time costs), including those associated with the Acquisition. The charges for the year ended December 31, 2009 were $1.0 million. There were no restructuring and other charges for the year ended December 31, 2010.